Pensions and Other Post-employment Benefits - Summary of Movements in Fair Values of Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	£ (19,785)	£ (19,654)
Exchange adjustments	47	(40)	£ 218
Service cost	(281)	(280)	(246)
Past service cost/(credit)	(94)	(37)	(54)
Interest cost	36	54	56
Settlements and curtailments	(14)		(28)
Employer contributions	(386)	(444)	(481)
Obligations ending balance	(18,774)	(19,785)	(19,654)
UK [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	13,154	12,583
Obligations beginning balance	(13,101)	(12,884)	(10,601)
Exchange adjustments	0
Service cost	(75)	(79)	(70)
Past service cost/(credit)	(93)	(37)	(52)
Interest cost	(320)	(340)	(394)
Settlements and curtailments	0
Remeasurement	906	(301)	(2,253)
Employer contributions	0	(136)	(191)
Scheme participants' contributions	(4)	(4)	(4)
Benefits paid	600	544	490
Assets, ending balance	12,581	13,154	12,583
Obligations ending balance	(12,087)	(13,101)	(12,884)
UK [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	13,154	12,583	10,284
Exchange adjustments	0
Interest cost	323	333	385
Expenses	(8)	(7)	(7)
Settlements and curtailments	0
Remeasurement	(411)	560	2,088
Employer contributions	119	225	319
Scheme participants' contributions	4	4	4
Benefits paid	(600)	(544)	(490)
Assets, ending balance	12,581	13,154	12,583
US [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,874	2,890
Obligations beginning balance	(3,445)	(3,752)	(3,134)
Exchange adjustments	(208)	305	(586)
Service cost	(72)	(70)	(66)
Past service cost/(credit)	(1)		(1)
Interest cost	(122)	(135)	(135)
Settlements and curtailments	0
Remeasurement	117	(50)	(72)
Employer contributions	(125)	(78)	0
Scheme participants' contributions	0
Benefits paid	257	257	242
Assets, ending balance	2,808	2,874	2,890
Obligations ending balance	(3,474)	(3,445)	(3,752)
US [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,874	2,890	2,501
Exchange adjustments	171	(244)	459
Interest cost	102	104	108
Expenses	(7)	(12)	(12)
Settlements and curtailments	0
Remeasurement	(225)	290	45
Employer contributions	150	103	31
Scheme participants' contributions	0
Benefits paid	(257)	(257)	(242)
Assets, ending balance	2,808	2,874	2,890
Rest of World. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,252	2,097
Obligations beginning balance	(3,239)	(3,018)	(2,384)
Exchange adjustments	(63)	(45)	(396)
Service cost	(134)	(131)	(110)
Past service cost/(credit)	0		(1)
Interest cost	(48)	(49)	(57)
Settlements and curtailments	28	4	138
Remeasurement	170	(63)	(286)
Scheme participants' contributions	(16)	(17)	(14)
Benefits paid	89	80	92
Assets, ending balance	2,390	2,252	2,097
Obligations ending balance	(3,213)	(3,239)	(3,018)
Rest of World. [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,252	2,097	1,750
Exchange adjustments	53	24	305
Interest cost	29	33	37
Expenses	0
Settlements and curtailments	(14)	(4)	(110)
Remeasurement	26	49	62
Employer contributions	117	116	131
Scheme participants' contributions	16	17	14
Benefits paid	(89)	(80)	(92)
Assets, ending balance	2,390	2,252	2,097
Pension schemes [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(19,785)	(19,654)	(16,119)
Exchange adjustments	(271)	260	(982)
Service cost	(281)	(280)	(246)
Past service cost/(credit)	(94)	(37)	(54)
Interest cost	(490)	(524)	(586)
Settlements and curtailments	28	4	138
Remeasurement	1,193	(414)	(2,611)
Scheme participants' contributions	(20)	(21)	(18)
Benefits paid	946	881	824
Obligations ending balance	(18,774)	(19,785)	(19,654)
Pension schemes [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	18,280	17,570	14,535
Exchange adjustments	224	(220)	764
Interest cost	454	470	530
Expenses	(15)	(19)	(19)
Settlements and curtailments	(14)	(4)	(110)
Remeasurement	(610)	899	2,195
Employer contributions	386	444	481
Scheme participants' contributions	20	21	18
Benefits paid	(946)	(881)	(824)
Assets, ending balance	17,779	18,280	17,570
Post-retirement benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(1,496)	(1,693)	(1,387)
Exchange adjustments	(71)	119	(248)
Service cost	(29)	(30)	(31)
Past service cost/(credit)	27	2	(3)
Interest cost	(49)	(59)	(56)
Settlements and curtailments	1
Remeasurement	145	64	(59)
Scheme participants' contributions	(16)	(17)	(17)
Benefits paid	109	118	108
Obligations ending balance	(1,379)	(1,496)	(1,693)
Post-retirement benefits [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	0
Exchange adjustments	0
Interest cost	0
Expenses	0
Settlements and curtailments	0
Remeasurement	0
Employer contributions	93	101	91
Scheme participants' contributions	16	17	17
Benefits paid	(109)	(118)	£ (108)
Assets, ending balance	£ 0	£ 0